Income Tax - Income Tax Benefit (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Foreign taxes - current	$ (510)	$ (285)	$ (171)
Total current taxes	(510)	(285)	(171)
Foreign taxes - deferred	(10)	(46)	12
Total deferred taxes	(10)	(46)	12
Income tax expense	$ (520)	$ (331)	$ (159)
Effective tax rate	12.00%	14.00%	13.00%